Fair Value Measurements - Recurring Fair Value Inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	$ (441,000,000)	$ (920,000,000)	$ (224,000,000)	$ 1,468,000,000
Fair Value Inputs [Abstract]
Loans held-for-sale, measured at fair value	4,818,000,000	6,801,000,000
Other assets, measured at fair value	14,320,000,000	13,873,000,000
Recurring
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	633,203,000,000	660,229,000,000
Long-term debt	(176,424,000,000)	(209,083,000,000)
Fair Value Inputs [Abstract]
Loans held-for-sale, measured at fair value	4,818,000,000	6,801,000,000
Other assets, measured at fair value	14,320,000,000	13,873,000,000
Recurring | Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	18,098,000,000	22,262,000,000
Long-term debt	(7,483,000,000)	(10,179,000,000)
Net derivative asset (liability)	$ (441,000,000)	(920,000,000)
Fair Value Inputs [Abstract]
Default rate	3.00%
Loss severity	35.00%
Loans held-for-sale, measured at fair value	$ 787,000,000	173,000,000
Other assets, measured at fair value	$ 374,000,000	$ 911,000,000
Recurring | Level 3 | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	25.00%	20.00%
Long-dated equity volatilities	4.00%	6.00%
Long-dated inflation volatilities		0.00%
Recurring | Level 3 | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	100.00%	98.00%
Long-dated equity volatilities	101.00%	69.00%
Long-dated inflation volatilities		2.00%
Recurring | Level 3 | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	67.00%
Long-dated equity volatilities	28.00%
Recurring | Level 3 | Loans Held-for-Sale
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 787,000,000	$ 173,000,000
Recurring | Level 3 | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,600,000,000	2,000,000,000
Recurring | Level 3 | Long-term debt
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Long-term debt	(1,513,000,000)	$ (2,362,000,000)
Recurring | Level 3 | Long-term debt | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation		65.00%
Long-dated equity volatilities		24.00%
Long-dated inflation volatilities		1.00%
Recurring | Level 3 | Credit derivatives
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	$ (75,000,000)	$ 22,000,000
Recurring | Level 3 | Credit derivatives | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Default rate		4.00%
Loss severity	35.00%	35.00%
Recurring | Level 3 | Credit derivatives | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	6.00%	0.00%
Prepayment speed	10.00%	3.00%
Default rate	1.00%
Upfront points	0.00%	0.00%
Spread to index	0.00%	0.25%
Credit correlation	31.00%	24.00%
Recurring | Level 3 | Credit derivatives | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	25.00%	25.00%
Prepayment speed	20.00%	20.00%
Default rate	4.00%
Loss severity	40.00%
Upfront points	1.00%	1.00%
Spread to index	4.47%	4.50%
Credit correlation	99.00%	99.00%
Recurring | Level 3 | Credit derivatives | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Yield	16.00%	14.00%
Prepayment speed	19.00%	11.00%
Upfront points	0.60%	0.65%
Spread to index	1.11%	1.19%
Credit correlation	38.00%	51.00%
Recurring | Level 3 | Equity contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	$ (1,037,000,000)	$ (1,560,000,000)
Recurring | Level 3 | Equity contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	25.00%	20.00%
Long-dated equity volatilities	4.00%	6.00%
Recurring | Level 3 | Equity contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	100.00%	98.00%
Long-dated equity volatilities	101.00%	69.00%
Recurring | Level 3 | Equity contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Equity correlation	67.00%	65.00%
Long-dated equity volatilities	28.00%	24.00%
Recurring | Level 3 | Commodity contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	$ 169,000,000	$ 141,000,000
Recurring | Level 3 | Commodity contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	18.00%	16.00%
Natural gas forward price	$ 1	$ 2
Propane forward price	$ 0
Correlation	66.00%	82.00%
Recurring | Level 3 | Commodity contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	125.00%	98.00%
Natural gas forward price	$ 6	$ 7
Propane forward price	$ 1
Correlation	93.00%	93.00%
Recurring | Level 3 | Commodity contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Long-dated equity volatilities	39.00%	35.00%
Natural gas forward price	$ 4	$ 5
Propane forward price	$ 1
Correlation	84.00%	90.00%
Recurring | Level 3 | Interest rate contracts
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Net derivative asset (liability)	$ 502,000,000	$ 477,000,000
Recurring | Level 3 | Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	17.00%	11.00%
Long-dated inflation volatilities	0.00%	0.00%
Correlation (FX/IR)	(15.00%)	(48.00%)
Long-dated inflation rates	0.00%	0.00%
Recurring | Level 3 | Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	99.00%	99.00%
Long-dated inflation volatilities	2.00%	2.00%
Correlation (FX/IR)	40.00%	40.00%
Long-dated inflation rates	7.00%	3.00%
Recurring | Level 3 | Interest rate contracts | Weighted Average | Income Approach Valuation Technique
Fair Value Inputs [Abstract]
Correlation (IR/IR)	48.00%	55.00%
Long-dated inflation volatilities	1.00%	1.00%
Correlation (FX/IR)	(9.00%)	(5.00%)
Long-dated inflation rates	3.00%	1.00%
Recurring | Level 3 | Mortgage trading loans and ABS
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 1,900,000,000	$ 2,100,000,000
Recurring | Level 3 | Corporate securities, trading loans and other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	2,800,000,000	3,300,000,000
Recurring | Level 3 | Non-U.S. sovereign debt
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	521,000,000	574,000,000
Recurring | Level 3 | Other taxable securities, substantially all asset-backed securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	757,000,000	1,700,000,000
Recurring | Level 3 | Tax-exempt securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	569,000,000	599,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 2,017,000,000	$ 2,030,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	0.00%	0.00%
Prepayment speed	0.00%	0.00%
Default rate	0.00%	2.00%
Loss severity	0.00%	26.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	25.00%	25.00%
Prepayment speed	27.00%	35.00%
Default rate	10.00%	15.00%
Loss severity	90.00%	100.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	6.00%	6.00%
Prepayment speed	11.00%	14.00%
Default rate	4.00%	7.00%
Loss severity	40.00%	34.00%
Recurring | Level 3 | Instruments backed by residential real estate assets | Loans Held-for-Sale
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 97,000,000	$ 173,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,520,000,000	1,374,000,000
Recurring | Level 3 | Instruments backed by residential real estate assets | Mortgage trading loans and ABS | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	400,000,000	483,000,000
Recurring | Level 3 | Instruments backed by commercial real estate assets
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 852,000,000
Recurring | Level 3 | Instruments backed by commercial real estate assets | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	8.00%
Price	$ 73
Recurring | Level 3 | Instruments backed by commercial real estate assets | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	0.00%
Price	$ 0
Recurring | Level 3 | Instruments backed by commercial real estate assets | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	25.00%
Price	$ 100
Recurring | Level 3 | Instruments backed by commercial real estate assets | Loans Held-for-Sale
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 690,000,000
Recurring | Level 3 | Instruments backed by commercial real estate assets | Mortgage trading loans and ABS
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	162,000,000
Recurring | Level 3 | Commercial loans, debt securities and other
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 4,558,000,000	$ 7,203,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	0.00%	0.00%
Prepayment speed	5.00%	1.00%
Default rate	2.00%	1.00%
Loss severity	25.00%	25.00%
Enterprise value/EBITDA multiple		0
Duration	0 years	0 years
Price	$ 0	$ 0
Recurring | Level 3 | Commercial loans, debt securities and other | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	37.00%	40.00%
Prepayment speed	20.00%	30.00%
Default rate	5.00%	5.00%
Loss severity	50.00%	40.00%
Enterprise value/EBITDA multiple		30
Duration	5 years	5 years
Price	$ 258	$ 107
Recurring | Level 3 | Commercial loans, debt securities and other | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Yield	13.00%	9.00%
Prepayment speed	16.00%	12.00%
Default rate	4.00%	4.00%
Loss severity	37.00%	38.00%
Enterprise value/EBITDA multiple		6
Duration	3 years	3 years
Price	$ 64	$ 76
Recurring | Level 3 | Commercial loans, debt securities and other | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 100,000,000	$ 609,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Mortgage trading loans and ABS | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	1,306,000,000	1,580,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Corporate securities, trading loans and other | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	2,503,000,000	3,224,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Non-U.S. sovereign debt | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	521,000,000	574,000,000
Recurring | Level 3 | Commercial loans, debt securities and other | Other taxable securities, substantially all asset-backed securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	128,000,000	1,216,000,000
Recurring | Level 3 | Auction rate securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 1,533,000,000	$ 1,096,000,000
Recurring | Level 3 | Auction rate securities | Minimum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Price	$ 10	$ 60
Recurring | Level 3 | Auction rate securities | Maximum | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Price	100	100
Recurring | Level 3 | Auction rate securities | Weighted Average | Income and Market Approach Technique
Fair Value Inputs [Abstract]
Price	$ 94	$ 95
Recurring | Level 3 | Auction rate securities | Corporate securities, trading loans and other | Trading Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 335,000,000	$ 46,000,000
Recurring | Level 3 | Auction rate securities | Other taxable securities, substantially all asset-backed securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	629,000,000	451,000,000
Recurring | Level 3 | Auction rate securities | Tax-exempt securities | Available-for-sale Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	$ 569,000,000	$ 599,000,000